Schedule of Investments(a)
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.04%
Aerospace & Defense–2.52%
Textron, Inc.	564,075	$27,808,897
Apparel, Accessories & Luxury Goods–2.03%
Tapestry, Inc.	725,123	22,428,054
Automotive Retail–1.50%
Advance Auto Parts, Inc.	109,481	16,492,218
Biotechnology–1.05%
Myriad Genetics, Inc.(b)	397,007	11,568,784
Building Products–2.64%
Johnson Controls International PLC	686,623	29,140,280
Communications Equipment–2.15%
Ciena Corp.(b)	525,356	23,756,598
Consumer Finance–1.98%
Santander Consumer USA Holdings, Inc.	809,555	21,785,125
Copper–1.64%
Freeport-McMoRan, Inc.	1,636,827	18,103,307
Distributors–1.81%
LKQ Corp.(b)	741,640	19,972,365
Diversified Chemicals–1.72%
Eastman Chemical Co.	251,109	18,921,063
Diversified REITs–2.68%
Liberty Property Trust	565,702	29,586,215
Electric Utilities–5.54%
Edison International	157,657	11,751,753
Evergy, Inc.	365,103	22,085,080
FirstEnergy Corp.	620,732	27,293,586
		61,130,419
Electronic Equipment & Instruments–2.71%
Keysight Technologies, Inc.(b)	333,487	29,853,756
Food Distributors–0.97%
Performance Food Group Co.(b)	244,527	10,722,509
Food Retail–2.03%
Kroger Co. (The)	1,058,600	22,399,976
Health Care Facilities–2.65%
Encompass Health Corp.	458,165	29,249,254
Health Care Services–2.12%
DaVita, Inc.(b)	389,873	23,333,899
Shares		Value
Hotels, Resorts & Cruise Lines–6.39%
Norwegian Cruise Line Holdings Ltd.(b)	489,192	$24,185,652
Royal Caribbean Cruises Ltd.	205,974	23,963,015
Wyndham Hotels & Resorts, Inc.	394,363	22,301,228
		70,449,895
Industrial Machinery–1.86%
Kennametal, Inc.	593,550	20,524,959
Insurance Brokers–6.20%
Arthur J. Gallagher & Co.	378,469	34,224,952
Willis Towers Watson PLC	175,082	34,179,508
		68,404,460
Interactive Home Entertainment–2.05%
Take-Two Interactive Software, Inc.(b)	184,432	22,596,609
Investment Banking & Brokerage–1.87%
Stifel Financial Corp.	344,760	20,620,096
IT Consulting & Other Services–1.90%
DXC Technology Co.	376,289	20,985,638
Life & Health Insurance–1.67%
Athene Holding Ltd., Class A(b)	449,501	18,366,611
Managed Health Care–2.96%
Centene Corp.(b)	626,468	32,632,718
Marine–2.10%
Kirby Corp.(b)	295,680	23,169,485
Office REITs–2.43%
Hudson Pacific Properties, Inc.	759,321	26,804,031
Oil & Gas Equipment & Services–2.02%
TechnipFMC PLC (United Kingdom)	810,097	22,310,071
Oil & Gas Exploration & Production–5.17%
Devon Energy Corp.	680,919	18,384,813
Marathon Oil Corp.	1,350,408	19,000,241
Noble Energy, Inc.	888,019	19,607,459
		56,992,513
Other Diversified Financial Services–2.22%
Voya Financial, Inc.	436,623	24,525,114
Regional Banks–10.35%
Comerica, Inc.	313,997	22,984,580
KeyCorp	1,318,941	24,228,946
TCF Financial Corp.	511,115	21,487,275
Wintrust Financial Corp.	300,802	21,519,375
Zions Bancorp. N.A.	530,109	23,892,013
		114,112,189

See accompanying notes which are an integral part of this schedule.
Invesco American Value Fund

Shares		Value
Semiconductor Equipment–2.33%
KLA Corp.	188,844	$25,743,214
Specialized REITs–2.00%
Life Storage, Inc.	226,120	22,044,439
Specialty Chemicals–2.37%
W.R. Grace & Co.	385,263	26,124,684
Systems Software–1.80%
Teradata Corp.(b)	543,452	19,901,212
Trucking–2.61%
Knight-Swift Transportation Holdings, Inc.	804,261	28,824,714
Total Common Stocks & Other Equity Interests (Cost $920,401,339)		1,081,385,371
Shares		Value
Money Market Funds–2.06%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)	7,934,851	$7,934,852
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(c)	5,666,196	5,668,462
Invesco Treasury Portfolio, Institutional Class, 2.15%(c)	9,068,402	9,068,402
Total Money Market Funds (Cost $22,669,795)		22,671,716
TOTAL INVESTMENTS IN SECURITIES–100.10% (Cost $943,071,134)		1,104,057,087
OTHER ASSETS LESS LIABILITIES–(0.10)%		(1,070,205)
NET ASSETS–100.00%		$1,102,986,882
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of July 31, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco American Value Fund